Leases (Details) - Schedule of weighted-average operating leases	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Operating Leases [Abstract]
Weighted-average remaining lease term — operating leases	12 years 3 months 7 days	11 years 9 months 18 days	4 years 8 months 23 days
Finance Lease, Weighted Average Discount Rate, Percent	5.92%	5.56%	4.47%